Note 4 - Loans and Related Allowance for Loan Losses (Details) - Primary Segments of the Loan Portfolio (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans:
Individually evaluated for impairment	$ 18,965	$ 21,288
Collectively evaluated for impairment	416,760	387,145
Total loans	435,725	408,433
Commercial and Industrial [Member]
Loans:
Individually evaluated for impairment	1,891	4,592
Collectively evaluated for impairment	52,607	57,596
Total loans	54,498	62,188
Real Estate Construction [Member]
Loans:
Individually evaluated for impairment	4,011	3,993
Collectively evaluated for impairment	21,590	18,529
Total loans	25,601	22,522
Residential Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	5,882	5,761
Collectively evaluated for impairment	204,428	198,111
Total loans	210,310	203,872
Commercial Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	7,175	6,914
Collectively evaluated for impairment	133,996	108,820
Total loans	141,171	115,734
Consumer Installment [Member]
Loans:
Individually evaluated for impairment	6	28
Collectively evaluated for impairment	4,139	4,089
Total loans	$ 4,145	$ 4,117